Fair Value Measurements - Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	$ 612	$ 1,110
Net realized gains (losses), liabilities	7,023	(1,269)
Loss on extinguishment of debt	0	219	$ 10
Interest expense on debt		34
Policyholder contract deposits(b)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	1,107	(476)
Policyholder contract deposits(b) | Policy Fees
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0
Policyholder contract deposits(b) | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0
Policyholder contract deposits(b) | Net Realized and Unrealized Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	1,107	(476)
Policyholder contract deposits(b) | Interest Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0
Policyholder contract deposits(b) | Change in the Fair Value of Market Risk Benefits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0
Derivative liabilities, net
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	(432)	73
Derivative liabilities, net | Policy Fees
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	61	59
Derivative liabilities, net | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0
Derivative liabilities, net | Net Realized and Unrealized Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	(577)	30
Derivative liabilities, net | Interest Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0
Derivative liabilities, net | Change in the Fair Value of Market Risk Benefits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	84	(16)
Fortitude Re funds withheld payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	6,348	(687)
Fortitude Re funds withheld payable | Policy Fees
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0
Fortitude Re funds withheld payable | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0
Fortitude Re funds withheld payable | Net Realized and Unrealized Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	6,348	(687)
Fortitude Re funds withheld payable | Interest Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0
Fortitude Re funds withheld payable | Change in the Fair Value of Market Risk Benefits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0
Market risk benefit liabilities, net
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	(2,344)	(2,264)
Market risk benefit liabilities, net | Policy Fees
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0
Market risk benefit liabilities, net | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0
Market risk benefit liabilities, net | Net Realized and Unrealized Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0
Market risk benefit liabilities, net | Interest Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0
Market risk benefit liabilities, net | Change in the Fair Value of Market Risk Benefits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	2,344	2,264
Debt of consolidated investment entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	179
Loss on extinguishment of debt		145
Debt of consolidated investment entities | Policy Fees
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0
Debt of consolidated investment entities | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0
Debt of consolidated investment entities | Net Realized and Unrealized Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0
Debt of consolidated investment entities | Interest Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	179
Debt of consolidated investment entities | Change in the Fair Value of Market Risk Benefits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0
Bonds available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	449	461
Bonds available for sale | Policy Fees
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0
Bonds available for sale | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	516	472
Bonds available for sale | Net Realized and Unrealized Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	(67)	(11)
Bonds available for sale | Interest Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0
Bonds available for sale | Change in the Fair Value of Market Risk Benefits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0
Other bond securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	(149)	(3)
Other bond securities | Policy Fees
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0
Other bond securities | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	(149)	(3)
Other bond securities | Net Realized and Unrealized Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0
Other bond securities | Interest Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0
Other bond securities | Change in the Fair Value of Market Risk Benefits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	(1)	11
Equity securities | Policy Fees
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0
Equity securities | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	(1)	11
Equity securities | Net Realized and Unrealized Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0
Equity securities | Interest Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0
Equity securities | Change in the Fair Value of Market Risk Benefits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0
Other Invested Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	313	641
Other Invested Assets | Policy Fees
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0
Other Invested Assets | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	321	630
Other Invested Assets | Net Realized and Unrealized Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	(8)	11
Other Invested Assets | Interest Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0
Other Invested Assets | Change in the Fair Value of Market Risk Benefits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	$ 0	$ 0